Amounts Payable and Other Liabilities	12 Months Ended
Jul. 31, 2017
Amounts Payable And Other Liabilities
Amounts Payable and Other Liabilities
6.	Amounts Payable and Other Liabilities

	2017	2016
Amounts payable	$1,323	$1,107